UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2002
                                                -----------------

Check here if Amendment [  ]; Amendment Number: _____
   This Amendment (Check only one.): [   ]  is a restatement.
                                     [   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                SC Fundamental LLC
                     --------------------
Address:             420 Lexington Avenue
                     --------------------
                     Suite 2601
                     --------------------
                     New York, NY  10170
                     --------------------

Form 13F File Number:  28-_____

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                Neil H. Koffler
Title:               Member
Phone:               (212)888-9100

Signature, Place, and Date of Signing:

/s/ Neil H. Koffler                     New York, NY           February 14, 2003
-------------------------------  ----------------------------  -----------------
    [Signature]                           [City, State]            [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this re- port, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                          0
                                                 -------------------------------

Form 13F Information Table Entry Total:                     78
                                                  ------------------------------

Form 13F Information Table Value Total:                     $74,396
                                                  ------------------------------
                                                         (thousands)


List of Other Included Managers:

                                                    NONE

                               SC FUNDAMENTAL LLC
                                    FORM 13F
                      FOR QUARTER ENDED DECEMBER 31, 2002




                                                                                                            ITEM 5:
                                                   ITEM 2:              ITEM 3:          ITEM 4:          Shares or
                       ITEM 1:                    Title of               Cusip            Fair           Principal
                    Name of Issuer                Class                  Number       Market Value         Amount
----------------------------------------------------------------------------------------------------------------------
Aames Financial Corp.  - 6.5% Series C          Conv. Pfd.            00253A408            29,304        26,400 SH
Aames Financial Corp.  - 5.5% of 3/15/06        Cvt. Sub. Debtentures 00253AAE1         2,570,700    $4,510,000 PRN
Allmerica Financial Corp.                       Common                019754100         2,333,201       231,010 SH
Ambassadors International, Inc.                 Common                23178106             98,980        11,000 SH
American Bank Note Holographic Inc              Common                024377103            12,366        16,940 SH
Apex Silver Mines Ltd.                          Common                G04074103           325,600        22,000 SH
Arizona Star Resources Corp                     Common                04059G106           143,531        74,010 SH
Audiocodes Ltd                                  Common                M15342104           227,040        88,000 SH
Baycorp Holdings Ltd.                           Common                072728108         2,041,667       138,512 SH
Biocryst Pharmaceuticals, Inc                   Common                09058V103           131,045       136,505 SH
Bunge Ltd                                       Common                G16962105           211,728         8,800 SH
Cadus Pharmaceuticals                           Common                127639102            48,392        44,396 SH
Captaris Inc                                    Common                14071N104            26,400        11,000 SH
Catalytica Energy Systems                       Common                148884109            85,505        30,980 SH
Chief Consolidated Mining Co.                   Common                168628105            52,800       330,000 SH
China Mobile HK Ltd.                            Sponsored ADR         16941M109           132,880        11,000 SH
CINAR Corp                                      Common                171905300           264,000       132,000 SH
Clarent Corp                                    Common                180461105                 0        78,760 SH
Corvas International Inc.                       Common                2210D5101           279,961       180,620 SH
Crawford & Co.                                  Common - Class A      224633206             3,969           968 SH
Cygne Designs Inc.                              Common                232556100             1,485        11,880 SH
Delphi Financial Group Inc.                     Common - Class A      247131105        18,401,300       484,755 SH
Delta Financial Corp.                           Common                247918105            80,306        73,005 SH
DUSA Phamaceuticals Inc.                        Common                266898105           127,821        78,418 SH
Empire Energy Corp.                             Common                291645208            10,791       119,900 SH
Enterasys Networks Inc.                         Common                293637104            34,320        22,000 SH
EP Medsystems, Inc.                             Common                26881P103           349,435       139,774 SH
Esco Technologies Inc.                          Common                296315104         9,403,550       254,150 SH
ESG Re Ltd.                                     Common                000G312151              510         1,000 SH
Fairfax Financial Holdings Ltd                  Common                303901102           592,977         7,700 SH
Fidelity Bankshares, Inc.                       Common                31604Q107         3,166,277       176,887 SH
FileNET Corp                                    Common                316869106         1,879,166       154,030 SH
First Union Real Estate Equity and
 Mortgage Investors                             Common                337400105           195,800       110,000 SH
Flanders Inc                                    Common                338494107            10,842         6,160 SH


                                                                                                            ITEM 5:
                                                   ITEM 2:              ITEM 3:          ITEM 4:          Shares or
                       ITEM 1:                    Title of               Cusip            Fair           Principal
                    Name of Issuer                Class                  Number       Market Value         Amount
----------------------------------------------------------------------------------------------------------------------
Freeport-McMoran Copper & Gold, Inc.            Common - Class B      35671D857           184,580        11,000 SH
Genesis Health Ventures, Inc.                   Common                37183F107           101,970         6,600 SH
Goldcorp Inc.                                   Common                380956409           265,848        20,900 SH
Hollywood Entertainment Corp.                   Common                436141105         5,232,905       346,550 SH
Hooker Furniture Corp.                          Common                439038100           507,954        27,280 SH
Insignia Financial Group Inc                    Common                45767A105           117,015        16,140 SH
Integrated Telecom Exp Inc                      Common                45817U101           455,351       286,384 SH
Isle of Capri Casinos, Inc.                     Common                464592104         1,028,748        77,700 SH
Jacksonville Bancorp, Inc.                      Common                46924P100            27,825         2,574 SH
JNI Corp                                        Common                46622G105           121,891        44,004 SH
Liquid Audio, Inc.                              Common                53631T102         1,820,843       740,180 SH
London Pacific Group Ltd                        Sponsored ADR         542073200            51,744       103,488 SH
Maxxam Inc.                                     Common                577913106           184,140        19,800 SH
Media Arts Group Inc                            Common                58439C102             4,410         1,716 SH
Michaels Stores Inc.                            Common                594087108         5,507,548       175,960 SH
Midwest Grain Prods Inc                         Common                55302G103            21,996         2,820 SH
MM Companies, Inc.                              Common                55310J107            39,930        26,444 SH
Mutual Risk Mgmt Ltd.                           Common                628351108            32,688       933,944 SH
NCRIC Group Inc                                 Common                628806105           471,900        42,900 SH
Netratings Inc                                  Common                64116M108           158,400        22,000 SH
New York Community Bancorp, Inc.                Common                649445103         6,522,288       225,841 SH
Newmont Mining Corp.                            Common                651639106           447,062        15,400 SH
Northgate Exploration Ltd                       Common                666416102            21,780        22,000 SH
Onvia.com Inc                                   Common                68338T403            70,610        27,690 SH
Optibase Ltd.                                   Common                M7524R108            43,780        22,000 SH
Personnel Group of America Inc.                 Common                715338109            93,837       647,150 SH
Personnel Group of America Inc.
  - 5.75% of 7/1/04                             Cvt. Sub. Notes       715338AE9           176,000      $880,000 PRN
Pharmacyclics Inc                               Common                716933106           235,620        66,000 SH
Placer Dome Inc                                 Common                725906101           202,400        17,600 SH
Praecis Pharmaceuticals Inc.                    Common                739421105            35,750        11,000 SH
Progress Financial Corp.                        Common                743266108           521,057        44,880 SH
Rio Alto Resources International Inc.           Common                766893101           127,596       271,480 SH
SCPIE Holdings Inc.                             Common                78402P104         1,676,549       254,408 SH
Texas Genco Holdings Inc.                       Common                88244314            104,500        11,000 SH
The MIIX Group Inc.                             Common                59862V104           423,965       236,852 SH


                                                                                                            ITEM 5:
                                                   ITEM 2:              ITEM 3:          ITEM 4:          Shares or
                       ITEM 1:                    Title of               Cusip            Fair           Principal
                    Name of Issuer                Class                  Number       Market Value         Amount
----------------------------------------------------------------------------------------------------------------------
Trenwick Group Ltd                              Common                G9032C109            23,760        33,000 SH
UnitedHealth Group Inc.                         Common                91324P102         2,755,500        33,000 SH
US Oncology Inc.                                Common                90338W103           897,293       103,494 SH
Variagenics Inc.                                Common                922196100            15,070        11,000 SH
W.R. Grace & Co.                                Common                38388F108           172,480        88,000 SH
Wheaton River Minerals Ltd.                     Common                962902102            41,127        44,000 SH
Windmill & Co Inc                               Common                974259103            13,482         7,748 SH
Worldport Comm. Inc.                            Common                98155J105             6,398        13,330 SH
Zonagen Inc                                     Common                98975L108           157,245       160,454 SH





                              ** TABLE CONTINUED **



                                                           ITEM 6:                                             ITEM 8:
                                                       INVESTMENT DISCRETION                              VOTING AUTHORITY SHARES
                                                           b) Shares                   ITEM 7:
                       ITEM 1:                             as Defined   (c) Shared    Managers
                    Name of Issuer            (a) Sole    in Instr. V     Other     See Instr. V   (a) Sole    (b) Shared   (c) None
------------------------------------------------------------------------------------------------------------------------------------
Aames Financial Corp.  - 6.5% Series C          26,400       --           --           --            26,400      --           --
Aames Financial Corp.  - 5.5% of 3/15/06    $4,510,000       --           --           --        $4,510,000      --           --
Allmerica Financial Corp.                      231,010       --           --           --           231,010      --           --
Ambassadors International, Inc.                 11,000       --           --           --            11,000      --           --
American Bank Note Holographic Inc              16,940       --           --           --            16,940      --           --
Apex Silver Mines Ltd.                          22,000       --           --           --            22,000      --           --
Arizona Star Resources Corp                     74,010       --           --           --            74,010      --           --
Audiocodes Ltd                                  88,000       --           --           --            88,000      --           --
Baycorp Holdings Ltd.                          138,512       --           --           --           138,512      --           --
Biocryst Pharmaceuticals, Inc                  136,505       --           --           --           136,505      --           --
Bunge Ltd                                        8,800       --           --           --             8,800      --           --
Cadus Pharmaceuticals                           44,396       --           --           --            44,396      --           --
Captaris Inc                                    11,000       --           --           --            11,000      --           --
Catalytica Energy Systems                       30,980       --           --           --            30,980      --           --
Chief Consolidated Mining Co.                  330,000       --           --           --           330,000      --           --
China Mobile HK Ltd.                            11,000       --           --           --            11,000      --           --
CINAR Corp                                     132,000       --           --           --           132,000      --           --
Clarent Corp                                    78,760       --           --           --            78,760      --           --
Corvas International Inc.                      180,620       --           --           --           180,620      --           --
Crawford & Co.                                     968       --           --           --               968      --           --
Cygne Designs Inc.                              11,880       --           --           --            11,880      --           --
Delphi Financial Group Inc.                    484,755       --           --           --           484,755      --           --
Delta Financial Corp.                           73,005       --           --           --            73,005      --           --
DUSA Phamaceuticals Inc.                        78,418       --           --           --            78,418      --           --
Empire Energy Corp.                            119,900       --           --           --           119,900      --           --
Enterasys Networks Inc.                         22,000       --           --           --            22,000      --           --
EP Medsystems, Inc.                            139,774       --           --           --           139,774      --           --
Esco Technologies Inc.                         254,150       --           --           --           254,150      --           --
ESG Re Ltd.                                      1,000       --           --           --             1,000      --           --
Fairfax Financial Holdings Ltd                   7,700       --           --           --             7,700      --           --
Fidelity Bankshares, Inc.                      176,887       --           --           --           176,887      --           --
FileNET Corp                                   154,030       --           --           --           154,030      --           --
First Union Real Estate Equity and
 Mortgage Investors                            110,000       --           --           --           110,000      --           --
Flanders Inc                                     6,160       --           --           --             6,160      --           --

                                                           ITEM 6:                                             ITEM 8:
                                                       INVESTMENT DISCRETION                              VOTING AUTHORITY SHARES
                                                           b) Shares                   ITEM 7:
                       ITEM 1:                             as Defined   (c) Shared    Managers
                    Name of Issuer            (a) Sole    in Instr. V     Other     See Instr. V   (a) Sole    (b) Shared   (c) None
------------------------------------------------------------------------------------------------------------------------------------
Freeport-McMoran Copper & Gold, Inc.            11,000       --           --           --            11,000      --           --
Genesis Health Ventures, Inc.                    6,600       --           --           --             6,600      --           --
Goldcorp Inc.                                   20,900       --           --           --            20,900      --           --
Hollywood Entertainment Corp.                  346,550       --           --           --           346,550      --           --
Hooker Furniture Corp.                          27,280       --           --           --            27,280      --           --
Insignia Financial Group Inc                    16,140       --           --           --            16,140      --           --
Integrated Telecom Exp Inc                     286,384       --           --           --           286,384      --           --
Isle of Capri Casinos, Inc.                     77,700       --           --           --            77,700      --           --
Jacksonville Bancorp, Inc.                       2,574       --           --           --             2,574      --           --
JNI Corp                                        44,004       --           --           --            44,004      --           --
Liquid Audio, Inc.                             740,180       --           --           --           740,180      --           --
London Pacific Group Ltd                       103,488       --           --           --           103,488      --           --
Maxxam Inc.                                     19,800       --           --           --            19,800      --           --
Media Arts Group Inc                             1,716       --           --           --             1,716      --           --
Michaels Stores Inc.                           175,960       --           --           --           175,960      --           --
Midwest Grain Prods Inc                          2,820       --           --           --             2,820      --           --
MM Companies, Inc.                              26,444       --           --           --            26,444      --           --
Mutual Risk Mgmt Ltd.                          933,944       --           --           --           933,944      --           --
NCRIC Group Inc                                 42,900       --           --           --            42,900      --           --
Netratings Inc                                  22,000       --           --           --            22,000      --           --
New York Community Bancorp, Inc.               225,841       --           --           --           225,841      --           --
Newmont Mining Corp.                            15,400       --           --           --            15,400      --           --
Northgate Exploration Ltd                       22,000       --           --           --            22,000      --           --
Onvia.com Inc                                   27,690       --           --           --            27,690      --           --
Optibase Ltd.                                   22,000       --           --           --            22,000      --           --
Personnel Group of America Inc.                647,150       --           --           --           647,150      --           --
Personnel Group of America Inc.
  - 5.75% of 7/1/04                           $880,000       --           --           --          $880,000      --           --
Pharmacyclics Inc                               66,000       --           --           --            66,000      --           --
Placer Dome Inc                                 17,600       --           --           --            17,600      --           --
Praecis Pharmaceuticals Inc.                    11,000       --           --           --            11,000      --           --
Progress Financial Corp.                        44,880       --           --           --            44,880      --           --
Rio Alto Resources International Inc.          271,480       --           --           --           271,480      --           --
SCPIE Holdings Inc.                            254,408       --           --           --           254,408      --           --
Texas Genco Holdings Inc.                       11,000       --           --           --            11,000      --           --
The MIIX Group Inc.                            236,852       --           --           --           236,852      --           --

                                                           ITEM 6:                                             ITEM 8:
                                                       INVESTMENT DISCRETION                              VOTING AUTHORITY SHARES
                                                           b) Shares                   ITEM 7:
                       ITEM 1:                             as Defined   (c) Shared    Managers
                    Name of Issuer            (a) Sole    in Instr. V     Other     See Instr. V   (a) Sole    (b) Shared   (c) None
------------------------------------------------------------------------------------------------------------------------------------
Trenwick Group Ltd                              33,000       --           --           --            33,000      --           --
UnitedHealth Group Inc.                         33,000       --           --           --            33,000      --           --
US Oncology Inc.                               103,494       --           --           --           103,494      --           --
Variagenics Inc.                                11,000       --           --           --            11,000      --           --
W.R. Grace & Co.                                88,000       --           --           --            88,000      --           --
Wheaton River Minerals Ltd.                     44,000       --           --           --            44,000      --           --
Windmill & Co Inc                                7,748       --           --           --             7,748      --           --
Worldport Comm. Inc.                            13,330       --           --           --            13,330      --           --
Zonagen Inc                                    160,454       --           --           --           160,454      --           --





                              ** TABLE COMPLETE **